Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 23 - Subsequent Events

In March 2024, the Company’s Board of Directors declared a cash dividend in the amount of $1.33 per share representing an aggregate distribution of approximately $60 million.